Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	$ 3,786	$ 3,546	$ 3,392
Amortization and impairment of intangible assets	659	651	708
Depreciation and impairment of right-of-use asset	629	574	499
Impairment of goodwill, tangible and intangible assets	4	281	2,733
Cost of sales [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	3,008	2,782	2,599
Amortization and impairment of intangible assets	78	91	91
Depreciation and impairment of right-of-use asset	36	39	42
Distribution expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	162	136	141
Amortization and impairment of intangible assets	13	10	3
Depreciation and impairment of right-of-use asset	233	176	108
Sales and marketing expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	298	319	339
Amortization and impairment of intangible assets	152	223	291
Depreciation and impairment of right-of-use asset	236	249	224
Administrative expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	299	306	310
Amortization and impairment of intangible assets	416	327	323
Depreciation and impairment of right-of-use asset	124	110	125
Other operating expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	19	3	3
Exceptional Items [member]
Additional Information On Operating Expenses By Nature [Line Items]
Impairment of goodwill, tangible and intangible assets	$ 4	$ 281	$ 2,733